Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ 38	$ 107	$ (204)
Gains (Losses) on Borrowings	(43)	(98)	219
Recognized in AOCI (Effective Portion)	33	(79)	35
Reclassified from AOCI (Effective Portion)	55	(53)	90
Recognized in Earnings (Ineffective Portion)	(2)	1	11
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(149)
Gains or (Losses) on derivatives not designated as hedging instruments	(119)	(20)	(89)
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Recognized in AOCI (Effective Portion)	34	(72)	102
Interest rate contracts, Recognized in AOCI (Effective Portion)			(30)
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Recognized in AOCI (Effective Portion)	(1)	(7)	(37)
Other Income (Expense) | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(1)		1
Gains (Losses) on Borrowings	1		(1)
Foreign exchange contracts, Reclassified from AOCI (Effective Portion)	70	(1)	176
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)		2	2
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(3)	(3)	(3)
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	62	(45)	35
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(149)	(8)	(3)
Commodity contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(17)	15	10
Other Income (Expense) | Financial Products
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	39	107	(205)
Gains (Losses) on Borrowings	(44)	(98)	220
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(2)	(1)	9
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(15)	16	(134)
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments		2	3
Interest expense of Financial Products | Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Reclassified from AOCI (Effective Portion)	$ (12)	$ (49)	$ (83)